Commitments and Contingencies - Schedule of Future Minimum Payments under Noncancelable Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Operating Lease Commitments, 2021	$ 2,123
Operating Lease Commitments, 2022	1,699
Operating Lease Commitments, 2023	1,457
Operating Lease Commitments, 2024	1,000
Operating Lease Commitments, Total future minimum lease payments	6,279
Capital Lease Commitments, 2021	274
Capital Lease Commitments, 2022	254
Capital Lease Commitments, 2023	171
Capital Lease Commitments, Total future minimum lease payments	699
Operating and Capital Lease Commitments, 2021	2,397
Operating and Capital Lease Commitments, 2022	1,953
Operating and Capital Lease Commitments, 2023	1,628
Operating and Capital Lease Commitments, 2024	1,000
Operating and Capital Lease Commitments, Total future minimum lease payments	$ 6,978